Target Retirement Funds

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank N.A. or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), or any other government agency, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

	Investor Class (Class Y)	Retirement Class (Class R3)	Retirement Class (Class R6)

BMO Target Retirement Funds
BMO In-Retirement Fund	BTRYX	BTRRX	BTRTX
BMO Target Retirement 2015 Fund	BRTAX	BRTCX	BRTDX
BMO Target Retirement 2020 Fund	BTRDX	BTRFX	BTRGX
BMO Target Retirement 2025 Fund	BRTEX	BRTGX	BRTHX
BMO Target Retirement 2030 Fund	BTRHX	BTRKX	BTRLX
BMO Target Retirement 2035 Fund	BRTIX	BRTKX	BRTLX
BMO Target Retirement 2040 Fund	BTRMX	BTRPX	BTRQX
BMO Target Retirement 2045 Fund	BRTMX	BRTPX	BRTQX
BMO Target Retirement 2050 Fund	BTRUX	BTRWX	BTRZX
BMO Target Retirement 2055 Fund	BRTRX	BRTTX	BRTUX

FUND SUMMARY

BMO In-Retirement Fund*

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund has passed its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	1.03%	0.78%	0.63%
Acquired (underlying) Fund Fees and Expenses(1)	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.55%	1.80%	1.15%
Fee Waiver and Expense Reimbursement(2)	(0.70)%	(0.70)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.85%	1.10%	0.45%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.33% for Class Y, 0.58% for Class R3, and (0.07)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$ 87	$ 112	$ 46
3 Years	$ 421	$ 498	$ 296
5 Years	$ 778	$ 909	$ 565
10 Years	$1,786	$2,058	$1,335

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who retired in or around the year 2010 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest no more than 60% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded

BMO TARGET RETIREMENT FUNDS	1

BMO In-Retirement Fund* (cont.)

funds. The Fund also may invest in underlying funds that invest principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At September 30, 2015, the Fund’s allocation to funds that invest principally in equity securities was approximately 36% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could

2	BMO TARGET RETIREMENT FUNDS

BMO In-Retirement Fund* (cont.)

cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

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Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

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Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

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Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

BMO TARGET RETIREMENT FUNDS	3

BMO In-Retirement Fund* (cont.)

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Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

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High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

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Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

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Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

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Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

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Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies, and restrictions that were, in all material respects, equivalent to those of the Fund. On September 1, 2013, the Fund’s commencement of operations, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class R6 shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class R6 expenses. If the Class R6 expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y and R3 shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar years 2006-2014)(1)

(1)	The bar chart previously reflected the performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, performance set forth in the bar chart subsequent to the commencement of operations reflects the performance of the Class R6 shares rather than the Class I shares. The Fund no longer offers Class I shares.

4	BMO TARGET RETIREMENT FUNDS

BMO In-Retirement Fund* (cont.)

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (2.56)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	12.28%
Worst quarter	12/31/2008	(13.03)%

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	Since Class R6 Incep tion (10/25/05)	Since Class Y and R3 Incep tion (8/30/13)
Class R6 (Inception 10/25/05)(1)
Return Before Taxes	5.24%	8.08%	5.62%	N.A.
Return After Taxes on Distributions	2.72%	N.A.	N.A.	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	4.06%	N.A.	N.A.	N.A.
Class Y (Inception 8/30/13)
Return Before Taxes	4.83%	N.A.	N.A.	8.32%
Class R3 (Inception 8/30/13)
Return Before Taxes	4.53%	N.A.	N.A.	8.03%
S&P Target Date 2010 Index	4.90%	7.24%	5.39%	7.65%
Lipper Mixed-Asset Target 2010 Funds Index	4.16%	7.02%	5.18%	7.48%

(1)	The table previously reflected the before and after tax performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, the before and after tax performance is presented for Class R6 shares. The Fund no longer offers Class I shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6 , and after-tax returns for Class Y and Class R3 will vary.

The S&P Target Date 2010 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2010 retirement horizon.

The Lipper Mixed-Asset Target 2010 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

BMO TARGET RETIREMENT FUNDS	5

BMO In-Retirement Fund* (cont.)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

*Formerly,	the BMO Target Retirement 2010 Fund.

6	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2015 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	4.21%	3.96%	3.81%
Acquired (underlying) Fund Fees and Expenses(1)	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	4.76%	5.01%	4.36%
Fee Waiver and Expense Reimbursement(2)	(3.88)%	(3.88)%	(3.88)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.88%	1.13%	0.48%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.33% for Class Y, 0.58% for Class R3, and (0.07)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$ 90	$ 115	$ 49
3 Years	$1,083	$1,156	$ 966
5 Years	$2,082	$2,196	$1,895
10 Years	$4,599	$4,797	$4,270

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who retired in or around the year 2015 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest no more than 60% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded

BMO TARGET RETIREMENT FUNDS	7

BMO Target Retirement 2015 Fund (cont.)

funds. The Fund also may invest in underlying funds that invest principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At September 30, 2015, the Fund’s allocation to funds that invest principally in equity securities was approximately 50% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and

substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform

8	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2015 Fund (cont.)

relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in

underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

BMO TARGET RETIREMENT FUNDS	9

BMO Target Retirement 2015 Fund (cont.)

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class R3 and Class Y shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar year 2014)(1)

(1)	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class R6 shares, which is the share class with the greatest assets.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (3.29)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2014	4.60%
Worst quarter	9/30/2014	(1.03)%

10	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2015 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	Since Inception
Class R6 (Inception 12/27/13)(1)
Return Before Taxes	7.03%	7.16%
Return After Taxes on Distributions	6.77%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	4.04%	5.37%
Class R3 (Inception 12/27/13)
Return Before Taxes	6.31%	6.45%
Class Y (Inception 12/27/13)
Return Before Taxes	6.56%	6.70%
S&P Target Date 2015 Index	4.96%	5.15%
Lipper Mixed-Asset Target 2015 Funds Index	4.84%	4.98%

(1)	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the before and after tax performance of Class R6 shares, which is the share class with the greatest assets.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class R3 and Class Y will vary.

The S&P Target Date 2015 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2015 retirement horizon.

The Lipper Mixed-Asset Target 2015 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and

Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BMO TARGET RETIREMENT FUNDS	11

BMO Target Retirement 2020 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	0.59%	0.34%	0.19%
Acquired (underlying) Fund Fees and Expenses(1)	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.17%	1.42%	0.77%
Fee Waiver and Expense Reimbursement(2)	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.91%	1.16%	0.51%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.33% for Class Y, 0.58% for Class R3, and (0.07)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$ 93	$ 118	$ 52
3 Years	$ 346	$ 424	$220
5 Years	$ 619	$ 752	$402
10 Years	$1,397	$1,680	$930

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2020 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest no more than 80% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest

12	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2020 Fund (cont.)

principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2020), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform

BMO TARGET RETIREMENT FUNDS	13

BMO Target Retirement 2020 Fund (cont.)

relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

14	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2020 Fund (cont.)

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies, and restrictions that were, in all material respects, equivalent to those of the Fund. On September 1, 2013, the Fund’s commencement of operations, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class R6 shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class R6 expenses. If the Class R6 expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y and R3 shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar years 2006-2014)(1)

(1)	The bar chart previously reflected the performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, performance set forth in the bar chart subsequent to the commencement of operations reflects the performance of the Class R6 shares rather than the Class I shares. The Fund no longer offers Class I shares.

BMO TARGET RETIREMENT FUNDS	15

BMO Target Retirement 2020 Fund (cont.)

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (4.01)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	15.19%
Worst quarter	12/31/2008	(17.51)%

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	Since Class R6 Inception (12/2/05)	Since Class Y and R3 Inception (8/30/13)
Class R6 (Inception 12/2/05)(1)
Return Before Taxes	6.01%	9.80%	5.82%	N.A.
Return After Taxes on Distributions	4.26%	N.A.	N.A.	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	N.A.	N.A.	N.A.
Class Y (Inception 8/30/13)
Return Before Taxes	5.51%	N.A.	N.A.	10.81%
Class R3 (Inception 8/30/13)
Return Before Taxes	5.29%	N.A.	N.A.	10.56%
S&P Target Date 2020 Index	5.03%	8.83%	5.69%	9.44%
Lipper Mixed-Asset Target 2020 Funds Index	4.97%	8.44%	5.42%	9.66%

(1)	The table previously reflected the before and after tax performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, the before and after tax performance is presented for Class R6 shares. The Fund no longer offers Class I shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class Y and Class R3 will vary.

The S&P Target Date 2020 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2020 target retirement horizon.

The Lipper Mixed-Asset Target 2020 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

16	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2020 Fund (cont.)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BMO TARGET RETIREMENT FUNDS	17

BMO Target Retirement 2025 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	1.26%	1.01%	0.86%
Acquired (underlying) Fund Fees and Expenses(1)	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.86%	2.11%	1.46%
Fee Waiver and Expense Reimbursement(2)	(0.93)%	(0.93)%	(0.93)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.93%	1.18%	0.53%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.33% for Class Y, 0.58% for Class R3, and (0.07)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$95	$120	$54
3 Years	$494	$571	$370
5 Years	$919	$1,048	$709
10 Years	$2,104	$2,368	$1,666

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2025 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest no more than 80% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest

18	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2025 Fund (cont.)

principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2025), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform

BMO TARGET RETIREMENT FUNDS	19

BMO Target Retirement 2025 Fund (cont.)

relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

20	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2025 Fund (cont.)

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class R3 and Class Y shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar year 2014)(1)

(1)	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class R6 shares, which is the share class with the greatest assets.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (4.40)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2014	4.59%
Worst quarter	9/30/2014	(1.40)%

BMO TARGET RETIREMENT FUNDS	21

BMO Target Retirement 2025 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	Since Inception
Class R6 (Inception 12/27/13)(1)
Return Before Taxes	7.25%	7.38%
Return After Taxes on Distributions	7.02%	7.15%
Return After Taxes on Distributions and Sale of Fund Shares	4.16%	5.55%
Class R3 (Inception 12/27/13)
Return Before Taxes	6.61%	6.74%
Class Y (Inception 12/27/13)
Return Before Taxes	6.79%	6.92%
S&P Target Date 2025 Index	5.05%	5.29%
Lipper Mixed-Asset Target 2025 Funds Index	5.63%	5.86%

(1)	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the before and after tax performance of Class R6 shares, which is the share class with the greatest assets.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class R3 and Class Y will vary.

The S&P Target Date 2025 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2025 retirement horizon.

The Lipper Mixed-Asset Target 2025 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers.Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since

December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2030 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	0.59%	0.34%	0.19%
Acquired (underlying) Fund Fees and Expenses(1)	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.21%	1.46%	0.81%
Fee Waiver and Expense Reimbursement(2)	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.99%	1.24%	0.59%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)

BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.37% for Class Y, 0.62% for Class R3, and (0.03)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$101	$126	$60
3 Years	$362	$440	$237
5 Years	$644	$777	$428
10 Years	$1,446	$1,727	$981

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2030 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest no more than 90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest

BMO TARGET RETIREMENT FUNDS	23

BMO Target Retirement 2030 Fund (cont.)

principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2030), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform

24	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2030 Fund (cont.)

relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

BMO TARGET RETIREMENT FUNDS	25

BMO Target Retirement 2030 Fund (cont.)

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies, and restrictions that were, in all material respects, equivalent to those of the Fund. On September 1, 2013, the Fund’s commencement of operations, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class R6 shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class R6 expenses. If the Class R6 expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y and R3 shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar years 2006-2014)(1)

(1)	The bar chart previously reflected the performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, performance set forth in the bar chart subsequent to the commencement of operations reflects the performance of the Class R6 shares rather than the Class I shares. The Fund no longer offers Class I shares.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (4.95)%.

26	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2030 Fund (cont.)

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	16.74%
Worst quarter	12/31/2008	(20.01)%

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	Since Class R6 Inception (12/2/05)	Since Class Y and R3 Inception (8/30/13)
Class R6 (Inception 12/2/05)(1)
Return Before Taxes	6.30%	11.03%	6.07%	N.A.
Return After Taxes on Distributions	5.03%	N.A.	N.A.	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	4.16%	N.A.	N.A.	N.A.
Class Y (Inception 8/30/13)
Return Before Taxes	5.81%	N.A.	N.A.	12.73%
Class R3 (Inception 8/30/13)
Return Before Taxes	5.58%	N.A.	N.A.	12.49%
S&P Target Date 2030 Index	5.06%	9.95%	5.94%	10.71%
Lipper Mixed-Asset Target 2030 Funds Index	5.31%	9.59%	5.42%	11.75%

(1)	The table previously reflected the before and after tax performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, the before and after tax performance is presented for Class R6 shares. The Fund no longer offers Class I shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class Y and Class R3 will vary.

The S&P Target Date 2030 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2030 target retirement horizon.

The Lipper Mixed-Asset Target 2030 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000 and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

BMO TARGET RETIREMENT FUNDS	27

BMO Target Retirement 2030 Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2035 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	1.29%	1.04%	0.89%
Acquired (underlying) Fund Fees and Expenses(1)	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.92%	2.17%	1.52%
Fee Waiver and Expense Reimbursement(2)	(0.92)%	(0.92)%	(0.92)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.00%	1.25%	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.37% for Class Y, 0.62% for Class R3, and (0.03)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$102	$127	$61
3 Years	$514	$590	$390
5 Years	$951	$1,080	$742
10 Years	$2,169	$2,431	$1,734

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2035 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest no more than 90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest

BMO TARGET RETIREMENT FUNDS	29

BMO Target Retirement 2035 Fund (cont.)

principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2035), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The

Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

30	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2035 Fund (cont.)

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

BMO TARGET RETIREMENT FUNDS	31

BMO Target Retirement 2035 Fund (cont.)

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class R3 and Class Y shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar year 2014)(1)

(1)	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class R6 shares, which is the share class with the greatest assets.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (5.27)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2014	4.94%
Worst quarter	9/30/2014	(1.60)%

32	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2035 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	Since Inception
Class R6 (Inception 12/27/13)(1)
Return Before Taxes	6.27%	6.52%
Return After Taxes on Distributions	6.16%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.57%	4.93%
Class R3 (Inception 12/27/13)
Return Before Taxes	5.59%	5.84%
Class Y (Inception 12/27/13)
Return Before Taxes	5.91%	6.16%
S&P Target Date 2035 Index	5.05%	5.36%
Lipper Mixed-Asset Target 2035 Funds Index	5.88%	6.24%

(1)	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the before and after tax performance of Class R6 shares, which is the share class with the greatest assets.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class R3 and Class Y will vary.

The S&P Target Date 2035 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2035 retirement horizon.

The Lipper Mixed-Asset Target 2035 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since

December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BMO TARGET RETIREMENT FUNDS	33

BMO Target Retirement 2040 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	0.67%	0.42%	0.27%
Acquired (underlying) Fund Fees and Expenses(1)	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	1.32%	1.57%	0.92%
Fee Waiver and Expense Reimbursement(2)	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.01%	1.26%	0.61%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.36% for Class Y, 0.61% for Class R3, and (0.04)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$103	$128	$62
3 Years	$388	$465	$262
5 Years	$694	$826	$479
10 Years	$1,563	$1,841	$1,103

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2040 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest principally

34	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2040 Fund (cont.)

in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2040), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The

Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

BMO TARGET RETIREMENT FUNDS	35

BMO Target Retirement 2040 Fund (cont.)

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities

36	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2040 Fund (cont.)

markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies, and restrictions that were, in all material respects, equivalent to those of the Fund. On September 1, 2013, the

Fund’s commencement of operations, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class R6 shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class R6 expenses. If the Class R6 expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y and R3 shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar years 2006-2014)(1)

(1)	The bar chart previously reflected the performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, performance set forth in the bar chart subsequent to the commencement of operations reflects the performance of the Class R6 shares rather than the Class I shares. The Fund no longer offers Class I shares.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (5.61)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.49%
Worst quarter	12/31/2008	(21.34)%

BMO TARGET RETIREMENT FUNDS	37

BMO Target Retirement 2040 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	Since Class R6 Inception (12/1/05)	Since Class Y and R3 Inception (8/30/13)
Class R6 (Inception 12/1/05)(1)
Return Before Taxes	6.55%	11.68%	6.36%	N.A.
Return After Taxes on Distributions	5.33%	N.A.	N.A.	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	4.39%	N.A.	N.A.	N.A.
Class Y (Inception 8/30/13)
Return Before Taxes	6.14%	N.A.	N.A.	13.86%
Class R3 (Inception 8/30/13)
Return Before Taxes	5.86%	N.A.	N.A.	13.56%
S&P Target Date 2040 Index	4.99%	10.66%	6.18%	11.64%
Lipper Mixed-Asset Target 2040 Funds Index	5.48%	10.18%	N.A.	12.68%

(1)	The table previously reflected the before and after tax performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, the before and after tax performance is presented for Class R6 shares. The Fund no longer offers Class I shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class Y and Class R3 will vary.

The S&P Target Date 2040 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2040 target retirement horizon.

The Lipper Mixed-Asset Target 2040 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

38	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2040 Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BMO TARGET RETIREMENT FUNDS	39

BMO Target Retirement 2045 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	2.14%	1.89%	1.74%
Acquired (underlying) Fund Fees and Expenses(1)	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	2.78%	3.03%	2.38%
Fee Waiver and Expense Reimbursement(2)	(1.78)%	(1.78)%	(1.78)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.00%	1.25%	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.36% for Class Y, 0.61% for Class R3, and (0.04)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$102	$127	$61
3 Years	$693	$769	$571
5 Years	$1,311	$1,435	$1,108
10 Years	$2,979	$3,220	$2,579

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2045 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest principally in fixed income securities. Fixed income securities in which the

40	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2045 Fund (cont.)

underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2045), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

BMO TARGET RETIREMENT FUNDS	41

BMO Target Retirement 2045 Fund (cont.)

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities

42	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2045 Fund (cont.)

markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table com-

pares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class R3 and Class Y shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar year 2014)(1)

(1)	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class R6 shares, which is the share class with the greatest assets.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (5.56)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2014	5.18%
Worst quarter	9/30/2014	(1.77)%

BMO TARGET RETIREMENT FUNDS	43

BMO Target Retirement 2045 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	Since Inception
Class R6 (Inception 12/27/13)(1)
Return Before Taxes	7.82%	8.05%
Return After Taxes on Distributions	7.74%	7.98%
Return After Taxes on Distributions and Sale of Fund Shares	4.46%	6.12%
Class R3 (Inception 12/27/13)
Return Before Taxes	7.07%	7.30%
Class Y (Inception 12/27/13)
Return Before Taxes	7.34%	7.58%
S&P Target Date 2045 Index	4.89%	5.24%
Lipper Mixed-Asset Target 2045 Funds Index	6.01%	6.43%

(1)	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the before and after tax performance of Class R6 shares, which is the share class with the greatest assets.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class R3 and Class Y will vary.

The S&P Target Date 2045 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2045 retirement horizon.

The Lipper Mixed-Asset Target 2045 Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and

Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2050 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	0.84%	0.59%	0.44%
Acquired (underlying) Fund Fees and Expenses(1)	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.48%	1.73%	1.08%
Fee Waiver and Expense Reimbursement(2)	(0.48)%	(0.48)%	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.00%	1.25%	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.36% for Class Y, 0.61% for Class R3, and (0.04)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$102	$127	$61
3 Years	$421	$498	$296
5 Years	$762	$894	$549
10 Years	$1,727	$2,001	$1,274

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2050 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest principally

BMO TARGET RETIREMENT FUNDS	45

BMO Target Retirement 2050 Fund (cont.)

in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2050), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

46	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2050 Fund (cont.)

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding

BMO TARGET RETIREMENT FUNDS	47

BMO Target Retirement 2050 Fund (cont.)

taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies, and restrictions that were, in all material respects,

equivalent to those of the Fund. On September 1, 2013, the Fund’s commencement of operations, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class R6 shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class R6 expenses. If the Class R6 expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of broad measures of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y and R3 shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar years 2006-2014)(1)

(1)	The bar chart previously reflected the performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, performance set forth in the bar chart subsequent to the commencement of operations reflects the performance of the Class R6 shares rather than the Class I shares. The Fund no longer offers Class I shares.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (5.50)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.44%
Worst quarter	12/31/2008	(21.19)%

48	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2050 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	Since Class R6 Inception (12/19/05)	Since Class Y and R3 Inception (8/30/13)
Class R6 (Inception 12/19/05)(1)
Return Before Taxes	6.52%	11.66%	6.35%	N.A.
Return After Taxes on Distributions	5.24%	N.A.	N.A.	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	N.A.	N.A.	N.A.
Class Y (Inception 8/30/13)
Return Before Taxes	6.04%	N.A.	N.A.	13.77%
Class R3 (Inception 8/30/13)
Return Before Taxes	5.83%	N.A.	N.A.	13.53%
S&P Target Date 2050 Index	5.68%	N.A.	N.A.	10.79%
Lipper Mixed-Asset Target 2050+ Funds Index	4.32%	10.56%	N.A.	11.96%
Russell 3000® Index	12.56%	15.63%	8.03%	19.40%

(1)	The table previously reflected the before and after tax performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, the before and after tax performance is presented for Class R6 shares. The Fund no longer offers Class I shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class Y and Class R3 will vary.

The S&P Target Date 2050 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2050 target retirement horizon.

The Lipper Mixed-Asset Target 2050+ Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies based on market capitalization, and it measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

BMO TARGET RETIREMENT FUNDS	49

BMO Target Retirement 2050 Fund (cont.)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2055 Fund

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	6.91%	6.66%	6.51%
Acquired (underlying) Fund Fees and Expenses(1)	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	7.55%	7.80%	7.15%
Fee Waiver and Expense Reimbursement(2)	(6.55)%	(6.55)%	(6.55)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.00%	1.25%	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.36% for Class Y, 0.61% for Class R3, and (0.04)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$ 102	$ 127	$ 61
3 Years	$1,633	$1,701	$1,522
5 Years	$3,086	$3,187	$2,921
10 Years	$6,408	$6,555	$6,163

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2055 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest principally

BMO TARGET RETIREMENT FUNDS	51

BMO Target Retirement 2055 Fund (cont.)

in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2055), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform

52	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2055 Fund (cont.)

relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

•

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income

BMO TARGET RETIREMENT FUNDS	53

BMO Target Retirement 2055 Fund (cont.)

securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•

High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

•	Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class R3 and Class Y shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class R6—Annual Total Returns (calendar year 2014)(1)

(1)	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class R6 shares, which is the share class with the greatest assets.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (5.32)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2014	4.56%
Worst quarter	9/30/2014	(1.67)%

54	BMO TARGET RETIREMENT FUNDS

BMO Target Retirement 2055 Fund (cont.)

Average Annual Total Returns through 12/31/14

	1 Year	Since Inception
Class R6 (Inception 12/27/13)(1)
Return Before Taxes	7.88%	8.11%
Return After Taxes on Distributions	7.55%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares	4.56%	6.09%
Class R3 (Inception 12/27/13)
Return Before Taxes	7.15%	7.39%
Class Y (Inception 12/27/13)
Return Before Taxes	7.38%	7.62%
Russell 3000® Index	12.56%	12.83%
Lipper Mixed-Asset Target 2055+ Funds Index	6.17%	6.51%

(1)	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the before and after tax performance of Class R6 shares, which is the share class with the greatest assets.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class R3 and Class Y will vary.

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies based on market capitalization, and it measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.

The Lipper Mixed-Asset Target 2055+ Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BMO TARGET RETIREMENT FUNDS	55

Additional Information Regarding Principal Investment Strategies and Risks

The investment objective of each of the BMO In-Retirement Fund, BMO Target Retirement 2015 Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2025 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2035 Fund, BMO Target Retirement 2040 Fund, BMO Target Retirement 2045 Fund, BMO Target Retirement 2050 Fund, and BMO Target Retirement 2055 Fund (each, a Target Date Fund or a Fund) is non-fundamental and may be changed without shareholder approval. In implementing their respective investment objectives, the Funds share the same investment approach: each Fund seeks to achieve its investment objective by investing in a mix of affiliated BMO Funds and unaffiliated mutual funds (the underlying funds). The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

BMO Funds, Inc., the Adviser, and the Distributor received a “fund-of-funds” exemptive order from the SEC on June 25, 2014 that permits a Fund that relies on the order to invest in securities issued by other investment companies in amounts exceeding the statutory limits set forth in the 1940 Act that would otherwise be applicable. The exemptive order requires the Board, before approving any advisory contract, to make a determination the fees charged under such advisory contract are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract(s) of any underlying fund in which a Fund invests pursuant to the order.

Each Fund is designed for an investor who anticipates retiring in or within a few years of the specific year (target date) included in its name and plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The Funds gradually decrease their holdings in underlying funds that invest in equity securities and increase their holdings in underlying funds that invest in fixed income securities as the target date approaches and beyond. This change in asset allocation over time is referred to as the glide path to the retirement date. According to its current investment approach, the Adviser will continue to manage each Fund for a period of time after a Fund reaches its target date. After that time, a Fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time. The Adviser currently anticipates that the assets of Funds that have passed their respective target dates will be transferred into the In-Retirement Fund. Accordingly, over time, the In-Retirement Fund is expected to grow in size as the other Funds make this transfer.

The Adviser will continuously monitor each Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser may adjust each Fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, a Fund’s allocation to a particular underlying fund may increase or decrease throughout the year.

Although each Fund intends to invest primarily in a combination of underlying funds, a Fund may invest directly in equity and fixed income securities and money market securities.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, each Fund may invest up to 100% of its assets directly in cash, money market funds, and other money market instruments, repurchase agreements, and other short-term obligations. When a Fund engages in such activities, it may not achieve its investment objective.

Future regulatory developments applicable to mutual funds and financial institutions could limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategies. On July 21, 2015, rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Volcker Rule) went into effect. The Volcker Rule prohibits banking entities, such as the Bank of Montreal (BMO) and its affiliates, including the Adviser, from engaging in proprietary trading of certain instruments and limits such entities’

56	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

investments in, and relationships with “covered funds,” as defined in the rules. These prohibitions may include certain restrictions on the extent to which BMO and/or its affiliates may own shares of the Funds. If BMO or its affiliates own 25% or more of the outstanding shares of any Fund longer than three years from the Fund’s launch date, the Fund may be subject to these proprietary trading restrictions, which may include the ability to purchase and sell securities on a short term basis. Reducing the seed capital in a new Fund to address these trading restrictions may prevent the Fund from pursuing its investment objective, may restrict the Fund’s activities, and may prevent the Fund from retaining enough capital to engage in certain investment strategies, which could have a negative effect on the Fund’s performance.

Additionally, if BMO or its affiliates reduce their interest in a Fund, the Fund may be subject to transaction costs, losses and adverse tax consequences and may be forced to liquidate prematurely, among other things.

The Funds are designed to be an integral part of an investor’s overall retirement investment strategy. However, they are not designed to provide investors with a complete solution to their retirement needs. Investors must consider many factors when choosing an investment strategy for their retirement. For example, factors such as an appropriate retirement date, your expected retirement needs, and your sources of income all should be considered when you choose your overall retirement strategy.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	57

How to Buy Shares

Who Can Invest in the BMO Funds? Only adult U.S. citizens/residents or a U.S. entity may invest in the BMO Funds, as long as they have a valid U.S. taxpayer identification (social security or employer identification) number. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts.

Shares of the Funds are qualified for sale only in the United States and its territories and possessions. The Funds generally do not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. Consult your Authorized Dealer or service provider for more information, including applicable fees. You also may purchase shares directly from the Funds by the methods described below under the “Fund Purchase Easy Reference Table” and sending your payment to the Funds by check or wire. Clients of BMO Harris Bank N.A. may purchase shares by contacting their account officer. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

The minimum investment for each class of shares is listed in the “Fund Purchase Easy Reference Table” below. In certain circumstances, the minimum investments listed in the table may be waived or lowered at the Funds’ discretion. Different minimums may apply to accounts opened through third parties. Call your Authorized Dealer for any additional limitations.

There is no minimum initial investment amount for certain employer-sponsored retirement plans (operated pursuant to

Code sections 401(a), 401(k), 403(b), and 457) where a financial intermediary provides retirement recordkeeping services to plan participants with the use of omnibus accounts held on the books of a Fund.

If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Once you have opened an account, you may purchase additional Fund shares by contacting BMO Funds U.S. Services at 1-800-236-FUND (3863) if you have pre-authorized the telephone purchase privilege.

Each Fund reserves the right to reject any purchase request. It is the responsibility of BMO Funds U.S. Services, any Authorized Dealer, or other service provider that has entered into an agreement with a Fund, its distributor, or its administrative or shareholder services agent to promptly submit purchase orders to the Fund.

You are not the owner of Fund shares (and therefore will not receive distributions) until payment for the shares is received in “good funds.” Wires are generally “good funds” on the day received and checks are “good funds” when deposited with the Funds’ custodian, normally the next business day after receipt. Checks sent to the BMO Funds to purchase shares must be made payable to the “BMO Funds.”

When Can Shares Be Purchased? You can buy the shares of a Fund on any day the New York Stock Exchange (NYSE) is open for regular session trading. The NYSE is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you deliver your transaction request in proper form and it is accepted by the BMO Funds, or its authorized agent, your transaction is processed at the next determined net asset value (NAV). The NAV is calculated for each of the Funds at the end of

58	HOW TO BUY SHARES

How to Buy Shares (cont.)

regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. All purchase orders received in proper form and accepted by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the order is processed.

How is NAV Calculated? Each class’s NAV per share is the value of a single share of the class. It is computed for each class of a Fund by totaling the class’s pro rata share of the value of the Fund’s investments, cash, and other assets, subtracting the class’s pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the class, then dividing the result by the number of shares of that class outstanding. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date. Each Fund’s NAV per share for each class is readily available at www.bmo.com/gam/funds/g/us/home/daily-historical-pricing.

In determining the NAV for the Funds, investments in other open-end registered investment companies are valued at net asset value. In valuing other portfolio securities, listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below.

Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase generally are valued at amortized cost, which approximates fair value. Investments in ETFs are valued at market price.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board. The Board oversees a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments. It is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the difference may be material to the NAV of the respective Fund.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (subsequent event). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Board has retained an independent fair value pricing service to assist in valuing foreign securities when a subsequent event has occurred. The service uses statistical data based on historical performance of securities and markets and other data in developing factors used to estimate fair value for that day.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Purchase of Class R Shares. Class R shares are generally available only to retirement plans established under Internal

HOW TO BUY SHARES	59

How to Buy Shares (cont.)

Revenue Code sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of BMO Harris Bank N.A. Class R shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, and SIMPLE IRAs.

Class R3 shares are subject to a 0.50% 12b-1 fee and a 0.15% administrative services fee, while Class R6 shares are not.

Rule 12b-1 Plan. The Funds have adopted a Rule 12b-1 Plan, which allows them to pay an annual fee equal to a maximum of 0.50% of the Class R3 assets to the distributor and financial intermediaries for the sale and distribution of each Fund’s Class R3 shares and for services provided to shareholders of that class. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries, and sales personnel for distribution and shareholder services, recordkeeping, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds must obtain certain personal information, including your full name, address, date of birth, social security number, and other information that will allow the Funds to identify you. The Funds also may ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you and your purchase order will not be in proper form. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed. Any delay in processing your order due to your failure to provide all required information will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report, or may take other appropriate action.

60	HOW TO BUY SHARES

Fund Purchase Easy Reference Table

Minimum Investments
Class Y • To open an account–$1,000

• To add to an account (including through a Systematic Investment Program)–$50
Class R3 • To open an account–Contact BMO Funds U.S. Services
Class R6 • To open an account–Contact BMO Funds U.S. Services

Phone 1-800-236-FUND (3863)
• Contact BMO Funds U.S. Services.

• Complete an application for a new account.

•  Once you have opened an account and if you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another BMO Fund having an identical shareholder registration.

Mail
• To open an account, send your completed account application and check payable to “BMO Funds” to the following address:

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

• To add to your existing Fund account, send in your check, payable to “BMO Funds,” to the same address. Indicate your Fund account number on the check.

Wire
• Notify BMO Funds U.S. Services and request wire instructions at 1-800-236-FUND (3863).

• Mail a completed account application to the Fund at the address above under “Mail.”

• Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

HOW TO BUY SHARES	61

Fund Purchase Easy Reference Table (cont.)

Systematic Investment Program

•  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after BMO Funds U.S. Services receives the order.

• Call BMO Funds U.S. Services at 1-800-236-FUND (3863) to apply for this program.

BMO Funds Website
• You may purchase Fund shares at www.bmofunds.com.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares
• If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee and held liable for any losses incurred by the Fund.

• If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

• All checks should be made payable to “BMO Funds.”

• The maximum ACH purchase amount is $100,000.

Employer-Sponsored Retirement Plans

• Eligible retirement plans may open an account and purchase Class R shares by contacting an Authorized Dealer. Additional shares may be purchased through the plan’s administrator or recordkeeper.

62	HOW TO BUY SHARES

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Clients of BMO Harris Bank should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form, as described below, and can be made through BMO Funds U.S. Services or any Authorized Dealer. It is the responsibility of BMO Funds U.S. Services, any Authorized Dealer or other service provider to promptly submit redemption requests to a Fund.

Redemption requests for the Funds must be received in proper form by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be redeemed at that day’s NAV. Different cut-off times for redemption requests through an Authorized Dealer may be imposed by the Authorized Dealer. Please contact your Authorized Dealer for more information.

All redemption requests received in proper form by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the request is processed. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than BMO Funds U.S. Services or BMO Harris Bank), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.

Fund Redemption Easy Reference Table

Certain redemption requests may require a signature guarantee. See “Signature Guarantee” below for details.

Phone 1-800-236-FUND (3863)
• Contact BMO Funds U.S. Services.

• If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an Authorized Dealer, you must contact your account representative.

• Not available to retirement accounts, for which redemptions must be done in writing.

Mail
• Send in your written request to the following address, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem to:

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

• For additional assistance, call BMO Funds U.S. Services at 1-800-236-FUND (3863).

HOW TO REDEEM AND EXCHANGE SHARES	63

Fund Redemption Easy Reference Table (cont.)

Wire/Electronic Transfer

• Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

• Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

• Each wire transfer is subject to a $10 fee.

• Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Systematic Withdrawal Program

• If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

• Contact BMO Funds U.S. Services to apply for this program.

BMO Funds Website
• You may redeem Fund shares at www.bmofunds.com.

Employer-Sponsored Retirement Plans
• Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

64	HOW TO REDEEM AND EXCHANGE SHARES

Additional Conditions for Redemption

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after accepting a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts, and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Adviser determines that payment should be in kind. Securities received in kind may remain exposed to market risk until sold, and shareholders may incur brokerage costs when converting these securities to cash. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchange Privilege. You may exchange shares of a Fund for shares of the same class of any of the other BMO Funds free of charge, provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange is treated as a redemption and a subsequent purchase and is, therefore, a taxable transaction for federal income tax purposes.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section on your account application or an authorization form obtained through BMO Funds U.S. Services, you may telephone instructions to BMO Funds U.S. Services to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions, or service providers should contact their account representatives. Telephone exchange instructions must be received by the Funds before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be exchanged at the NAV calculated that day and to receive a dividend of the Fund into which you exchange, if applicable.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Conversion Privilege. Shareholders of a Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the same Fund, subject to satisfying the eligibility requirements for investment in the new share class. You may be required to provide sufficient information to establish eligibility to convert the new share class. A share conversion within the same Fund should not result in a capital gain or loss for federal income tax purposes.

ADDITIONAL CONDITIONS FOR REDEMPTION	65

Additional Conditions for Redemption (cont.)

However, please consult your own tax advisor regarding tax considerations. The Fund may change, suspend or terminate this conversion feature at any time.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency, and pattern of exchanges or redemptions that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the sole judgment of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser, and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges; and

•	selective monitoring of trade activity.

Although the Funds seek to detect and deter market timing activity, their ability to monitor trades that are placed by individual shareholders through omnibus accounts is limited because the Funds may not have direct access to the underlying shareholder account information. Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders. Due to policy, operational or system requirements and limitations, omnibus account holders, including qualified employee benefit plans, may use criteria and methods for tracking, applying, or calculating the redemption fee that may differ from those utilized by the Funds’ transfer agent. In addition, the Funds may rely on a financial intermediary’s market timing policy, even if those policies are different from the Funds’ policy, when the Funds believe that the policy is reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for more information on how the redemption fee is applied to redemptions or exchanges of your shares.

The Funds may request that financial intermediaries furnish the Funds with trading and identifying information relating to beneficial shareholders, such as social security and account numbers, in order to review any unusual patterns of trading activity discovered in the omnibus account. The Funds also may request that the financial intermediaries take action to prevent a particular shareholder from engaging in excessive trading and to enforce the Funds’ or their market timing policies. Legal and technological limitations on the ability of financial intermediaries may exist to restrict the trading practices of their clients and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

66	ADDITIONAL CONDITIONS FOR REDEMPTION

Account and Share Information

Fund Transactions Through BMO Funds Website. If you have previously established an account with a Fund, you may purchase, redeem, or exchange shares through the BMO Funds’ website at www.bmofunds.com. You also may check your Fund account balance(s) and historical transactions through the website. You cannot, however, establish a new Fund account through the website—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Clients of BMO Harris Bank should contact their account officer for information on the availability of transactions on the website.

Online Conditions. Because of security concerns and costs associated with maintaining the website, purchases, redemptions, and exchanges through the website are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases:	$50	$100,000
Redemptions:	By ACH: $50	By ACH: $50,000
	By wire: $1,000	By wire: $50,000
Exchanges:	$50	$100,000

Your transactions through the website are effective at the time they are accepted by a Fund and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration, or wiring instructions through the website. The website privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the website for account histories or transactions, you should be aware that the Internet is an unsecured, unregulated, and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data, and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers, and encryption system providers). While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There also may be delays, malfunctions, or other inconveniences generally associated with this medium. There may be times when the website is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming, or exchanging shares by another method. The Funds, their transfer agent, and BMO Funds U.S. Services are not responsible for any such delays or malfunctions and are not responsible for wrongful acts by third parties as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemption, and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions and distributions of net investment income and net capital gains. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Distributions of Net Investment Income and Net Capital Gains. Distributions of net investment income, if any, of each Fund are declared and paid annually. Distributions of net investment income are paid to all shareholders invested in the Funds on the record date, which is the date on which a shareholder must officially own shares in order to earn a distribution.

In addition, each Fund distributes its net capital gains, if any, at least annually. If capital gains or losses were realized by a Fund, they could result in an increase or decrease in such Fund’s distributions. Your distributions of net investment income and net capital gains will be automatically reinvested in additional shares of the same class of the same Fund unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in shares of the Fund and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or distributions on this amount prior to the reinvestment. Distributions of net investment income and net

ACCOUNT AND SHARE INFORMATION	67

Account and Share Information (cont.)

capital gains are treated the same for federal income tax purposes whether received in cash or in additional shares.

If you purchase shares just before a Fund declares a distribution of net investment income or net capital gain, you will pay the full price for the shares and then receive a portion of the price back in the form of the distribution.

The distribution will generally be taxable to you for federal income tax purposes, unless you are investing through a tax-deferred arrangement such as an IRA or a 401(k) plan.

What are Distributions of Net Investment Income and Net Capital Gains?	Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon a number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.
A distribution of net investment income is the money paid to shareholders that a mutual fund has earned from the income on its investments after paying any Fund expenses. A net capital gain distribution is the money paid to shareholders from a mutual fund’s net profit realized from the sales of portfolio securities.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem your Class Y shares and pay you the proceeds if your account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement. A redemption by the Fund may result in a taxable gain or loss.

Multiple Classes. The BMO Funds have adopted a plan that permits each Fund to offer more than one class of shares. The Funds in this Prospectus each offer three classes of shares. All shares of each Fund or class have equal voting rights and will generally be entitled to vote in the aggregate and not by Fund or class. There may be circumstances, however, when only shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Funds will send you an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. You will be taxed in the same manner regardless of whether you elect to receive distributions of investment company taxable income and net capital gains in cash or additional Fund shares. Distributions from a Fund’s investment company taxable income (which includes but is not limited to dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 39.6%). For non-corporate shareholders, to the extent that distributions of investment company taxable income are attributable to and reported as “qualified dividend income,” such distributions may be eligible for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding periods and other requirements are satisfied by the shareholder. Distributions of a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are generally taxable as long-term capital gains (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 20%), regardless of how long such shareholder has held shares of such Fund. Fund distributions are expected to consist of both investment company taxable income and net capital gains.

Each of the BMO In-Retirement Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2040 Fund, and BMO Target Retirement 2050 Fund, is a successor to the portfolio of a collective trust fund managed by the Adviser with objectives, policies, and restrictions that were, in all material respects, equivalent to those of the succeeding Fund. Each such Fund has taken the position that it has succeeded to the tax basis of the assets of its predecessor collective trust fund. Shareholders should be aware that as a Fund sells portfolio securities that were acquired from a predecessor collective trust fund, any gain inherent in such securities at the time the Fund acquired such

68	ACCOUNT AND SHARE INFORMATION

Account and Share Information (cont.)

securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes. Accordingly, a shareholder of a Fund may be taxed on appreciation that occurred before the shareholder purchased Fund shares, including appreciation that occurred prior to the Fund’s acquisition of portfolio securities from a predecessor collective trust fund.

Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax). The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized on the sale, redemption, or exchange of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

If more than 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year consists of interests in other regulated investment companies, the Fund may be eligible to elect to “pass through” to you foreign taxes. If a Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not generally benefit from such deduction or credit.

Your sale, redemption, or exchange of Fund shares may result in a taxable capital gain or loss to you for federal income tax purposes, depending on whether the redemption proceeds (including in-kind proceeds) are more or less than your basis in the sold, redeemed or exchanged shares. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year, and if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale, redemption, or exchange of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gains received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, redeeming, or exchanging other shares of the same Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares to preserve the loss until a future sale, redemption, or exchange.

If you do not furnish a Fund with your correct social security number or taxpayer identification number, if you fail to make certain required certifications, and/or if the Fund receives notification from the Internal Revenue Service (IRS) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, at the rate set forth in the Internal Revenue Code of 1986, as amended. Backup withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability, provided the appropriate information is furnished to the IRS.

This section is not intended to be a full discussion of the federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign, or local tax considerations applicable to a particular investor. Please consult your own tax advisor regarding federal, state, foreign and local tax considerations.

ACCOUNT AND SHARE INFORMATION	69

Account and Share Information (cont.)

Cost Basis Reporting

The Funds are required to report to certain shareholders and the IRS the cost basis of any Fund shares acquired on or after January 1, 2012 when such shareholders subsequently sell, redeem, or exchange those Fund shares. Each Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (SAI).

70	ACCOUNT AND SHARE INFORMATION

BMO Funds Information

Management of the BMO Funds. The Board governs the Funds. The Board oversees the Adviser. The Adviser manages each Fund’s assets, including buying and selling the underlying funds and any portfolio securities for the Funds. The Adviser’s address is 115 S. LaSalle Street, Chicago, Illinois 60603.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a diversified financial services company. As of August 31, 2015, the Adviser had approximately $37.9 billion in assets under management, of which approximately $14.4 billion was in the BMO Funds’ assets.

The Adviser, including its predecessor entities, has managed investments for individuals and institutions since 1973. The Adviser has managed the BMO Funds since 1992.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Funds. All members of the team share investment decision making responsibilities with respect to the Funds. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981. Mr. Schwartz was part of the portfolio management team for the Collective Funds since their inception in 2005. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014. He is a CFA Charterholder. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015. He is a CFA Charterholder. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015. Mr. Schwartz has co-managed the Funds since their inception in 2013. Mr. Yura has co-managed the Funds since December 2014. Mr. Adams has co-managed the Funds since August 2015.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Advisory Fees. The Adviser does not receive an investment advisory fee for the services it performs for the Target Date Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the affiliated BMO Funds that serve as underlying funds.

The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and acquired fund fees and expenses) from exceeding the levels set out in the table below through December 31, 2016. This agreement may not be terminated prior to December 31, 2016 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Class Y	Class R3	Class R6
BMO In- Retirement Fund	0.33%	0.58%	(0.07)%
BMO Target Retirement 2015 Fund	0.33%	0.58%	(0.07)%
BMO Target Retirement 2020 Fund	0.33%	0.58%	(0.07)%
BMO Target Retirement 2025 Fund	0.33%	0.58%	(0.07)%
BMO Target Retirement 2030 Fund	0.37%	0.62%	(0.03)%
BMO Target Retirement 2035 Fund	0.37%	0.62%	(0.03)%
BMO Target Retirement 2040 Fund	0.36%	0.61%	(0.04)%
BMO Target Retirement 2045 Fund	0.36%	0.61%	(0.04)%
BMO Target Retirement 2050 Fund	0.36%	0.61%	(0.04)%
BMO Target Retirement 2055 Fund	0.36%	0.61%	(0.04)%

The Board’s basis for approving the investment advisory contract for the Funds is contained in the Funds’ Annual Report dated August 31, 2015.

Affiliate Services and Fees. BMO Harris Bank, an affiliate of the Adviser, provides services to the Funds as custodian of the assets. For each Fund, the custody fees are calculated at the annual rate of 0.005% on the first $10 billion of average daily net assets (ADNA) based on the collective net assets of all the BMO Funds that BMO Harris Bank services as custodian, plus 0.0025% of assets exceeding $10 billion.

BMO FUNDS INFORMATION	71

BMO Funds Information (cont.)

The Adviser serves as the Funds’ shareholder servicing agent, recordkeeper, and administrator directly and through its division, BMO Funds U.S. Services. The Adviser is entitled to receive shareholder services fees from the Class Y shares of each Fund at the annual rate of 0.25% of the Fund’s ADNA. The Adviser has the discretion to waive a portion of its fees. However, any fee waivers are voluntary and may be terminated at any time in its sole discretion. The Adviser does not receive shareholder service fees from the Class R3 or R6 shares of the Funds.

The Adviser is the administrator of the Funds and UMB Fund Services, Inc. (UMB) is the sub-administrator. The Adviser, as administrator, is entitled to receive fees from the Class Y and R3 shares of each Fund at the annual rate of 0.15% of the Fund’s ADNA. All fees of the sub-administrator are paid by the Adviser.

Payments to Financial Intermediaries. From time to time, the Adviser, BMO Harris Bank, BMO Harris Financial Advisors (member FINRA/SIPC), the Distributor or their affiliates may enter into arrangements with each other or with brokers or other financial intermediaries pursuant to which such parties agree to perform administrative or other services on behalf of their clients who are Fund shareholders. Pursuant to these arrangements, the Adviser, BMO Harris Bank, BMO Harris Financial Advisors, the Distributor or their affiliates may make payments to each other or to brokers or other financial intermediaries from their own resources (including shareholder services fees paid by the Funds to the Adviser and Rule 12b-1 fees paid by the Funds to the Distributor) for services provided to clients who hold Fund shares. In addition, the Adviser or an affiliate may make payments to a financial intermediary, including affiliates such as BMO Harris Financial Advisors. In exchange for such payments, the Adviser, BMO Harris Bank, BMO Harris Financial Advisors, the Distributor or their affiliates generally expect to receive the opportunity for the Funds to be sold through the financial intermediaries’ sales forces or to have access to third-party platforms or other marketing programs, including but not limited to mutual fund “supermarket” platforms or other sales programs. These payments may vary in amount and generally range from 0.05% to 0.40%. Additionally, flat fees on a one-time or irregular basis may be made for the initial set-up of a Fund on a financial intermediary’s systems, participation or attendance at a financial intermediary’s meetings, or for other reasons. The receipt of (or prospect of receiving) such payments or compensation may provide the affiliate or intermediary and its salespersons with an incentive to favor sales of Fund shares, or certain classes of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from the affiliate or intermediary.

Distributor. BMO Investment Distributors, LLC (BID) (formerly, M&I Distributors, LLC), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc., acts as principal distributor of the Funds’ shares. All fees of the Distributor are paid by the Adviser. BID is an affiliate of the Adviser and BMO Harris Bank.

72	BMO FUNDS INFORMATION

Financial Highlights–Investor Class of Shares (For a share outstanding throughout each period)

The Financial Highlights will help you understand the financial performance of the shares of each Fund for the last five fiscal years or since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains distributions.

The information for the fiscal year ended August 31, 2015 and the fiscal period ended August 31, 2014 was derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2015, which is available free of charge from the Funds.

Year ended August 31,	Net asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrea lized Gain (Loss)	Total from Investment Operations	Distri butions to Share holders from Net Invest ment Income	Distri butions to Share holders from Net Realized Gain	Total Distri butions	Net Asset Value, End of Period	Total Return(1)(3)	Ratios to Average Net Assets (4)			Net Assets, End of Period (000 Omitted)	Port folio Turn over Rate(3)
										Gross Expenses	Net Exp enses(2)	Net Invest ment Income (Loss)(2)
In-Retirement Fund
2015	$11.05	$0.24	$(0.44)	$(0.20)	$(0.29)	$(0.54)	$(0.83)	$10.02	(1.94)%	1.03%	0.33%	1.96%	$4,804	53%
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
Target Retirement 2015 Fund
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
Target Retirement 2020 Fund
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
Target Retirement 2025 Fund
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
Target Retirement 2030 Fund
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
Target Retirement 2035 Fund
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
Target Retirement 2040 Fund
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
Target Retirement 2045 Fund
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)	2.14	0.36	0.26	1,142	95
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35
Target Retirement 2050 Fund
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)	0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
Target Retirement 2055 Fund
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)	6.91	0.36	0.57	1,049	61
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.

FINANCIAL HIGHLIGHTS	73

Financial Highlights–Class R3 of Shares (For a share outstanding throughout each period)

Year ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distribu tions to Share holders from Net Investment Income	Distribu tions to Share holders from Net Realized Gain	Total Distribu tions	Net Asset Value, End of period	Total Return(1)(3)	Ratios to Average Net Assets (4)			Net Assets, End of Period (000 Omitted)	Port folio Turn over Rate(3)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
In-Retirement Fund
2015	$11.03	$0.19	$(0.42)	$(0.23)	$(0.26)	$(0.53)	$(0.79)	$10.01	(2.24)%	1.28%	0.58%	1.76%	$2,149	53%
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
Target Retirement 2015 Fund
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
Target Retirement 2020 Fund
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
Target Retirement 2025 Fund
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
Target Retirement 2030 Fund
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
Target Retirement 2035 Fund
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014(5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
Target Retirement 2040 Fund
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
Target Retirement 2045 Fund
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014(5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35
Target Retirement 2050 Fund
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
Target Retirement 2055 Fund
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014(5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.

74	FINANCIAL HIGHLIGHTS

Financial Highlights–Class R6 of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Invest ment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distri butions to Share holders from Net Invest ment Income	Distri butions to Share holders from Net Realized Gain	Total Distri butions	Net Asset Value, End of Period	Total Return(1)(3)	Ratios to Average Net Assets(4)			Net Assets, End of Period (000 Omitted)	Port folio Turn over Rate(3)
										Gross Expenses	Net Expenses(2)	Net Invest ment Income (Loss)(2)
In-Retirement Fund
2015	$11.08	$0.29	$(0.45)	$(0.16)	$(0.34)	$(0.53)	$(0.87)	$10.05	(1.54)%	0.63%	0.00%	2.35%	$16,611	53%
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
Target Retirement 2015 Fund
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(5)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
Target Retirement 2020 Fund
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
Target Retirement 2025 Fund
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014(5)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
Target Retirement 2030 Fund
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
Target Retirement 2035 Fund
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(5)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
Target Retirement 2040 Fund
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
Target Retirement 2045 Fund
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)	1.74	0.00	0.85	13,046	95
2014(5)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35
Target Retirement 2050 Fund
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)	0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
Target Retirement 2055 Fund
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)	6.51	0.00	0.90	2,809	61
2014(5)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.

FINANCIAL HIGHLIGHTS	75

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

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The SAI is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the SAI and the Annual and Semi-Annual Reports of the Funds as they become available. The Annual Report’s investment commentaries discuss market conditions and investment strategies that significantly affected the performance of each Fund during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report, and other information, free of charge, and to make inquiries, write to or call BMO Funds U.S. Services at 1-800-236-FUND (3863). You also may obtain these materials free of charge on the BMO Funds’ website at www.bmofunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.

They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section: Securities and Exchange Commission Washington, D.C. 20549-1520 | publicinfo@sec.gov |
1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

BMO Global Asset Management is the brand name for various affiliated entities of BMO Financial Group that provide investment management and trust and custody services. Certain of the products and services offered under the brand name BMO Global Asset Management are designed specifically for various categories of investors in a number of different countries and regions and may not be available to all investors. Products and services are only offered to such investors in those countries and regions in accordance with applicable laws and regulations. BMO Financial Group is a service mark of Bank of Montreal.

BMO Investment Distributors, LLC Distributor

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2015 BMO Financial Corp. (12/15)	Investment Company Act File No. 811-58433